Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net revenues
Service revenue	$ 169,017		$ 136,442		$ 102,325
Product revenue	32,894		4,543		2,512
Total revenues, net of rebates and discounts	201,911		140,985		104,837
Business taxes and surcharges	(1,328)		(779)		(316)
Net revenues	200,583		140,206		104,521
Cost of revenues
Service	(96,391)		(75,571)		(56,629)
Product	(21,485)		(4,357)		(2,621)
Total cost of revenues	(117,876)		(79,928)		(59,250)
Gross profit	82,707		60,278		45,271
Operating expenses
Research and development expenses	(66,947)		(61,169)		(35,762)
Sales and marketing expenses	(19,888)		(14,601)		(12,411)
General and administrative expenses	(36,517)		(26,010)		(28,619)
Assets impairment loss	(13,556)
Total operating expenses	(136,908)		(101,780)		(76,792)
Operating loss	(54,201)		(41,502)		(31,521)
Interest income	1,967		2,158		5,833
Interest expense	(239)		(239)		(239)
Other income, net	7,880		6,503		3,627
Share of loss from equity investees	(1,875)	[1]	(195)	[1]	(12)
Loss before income tax	(46,468)		(33,275)		(22,312)
Income tax benefit	2,252		2,469		3,745
Net loss from continuing operations	(44,216)		(30,806)		(18,567)
Discontinued operations
Income from discontinued operations before income taxes	7,538		7,791		9,008
Income tax expense	(1,131)		(1,168)		(4,907)
Net profit from discontinued operations	6,407		6,623		4,101
Net loss	(37,809)		(24,183)		(14,466)
Less: net profit/(loss) attributable to the non-controlling interest	13		(72)		(1,299)
Net loss attributable to Xunlei Limited	(37,822)		(24,111)		(13,167)
Net loss for the year	(37,809)		(24,183)		(14,466)
Other comprehensive (loss)/income: Currency translation adjustments, net of tax	6,413		(9,325)		(9,945)
Comprehensive loss	(31,396)		(33,508)		(24,411)
Less: comprehensive (loss)/income attributable to non-controlling interest	(172)		80		(1,198)
Comprehensive loss attributable to Xunlei Limited	$ (31,224)		$ (33,588)		$ (23,213)
Earnings/(loss) per share for common shares, basic
Continuing operations	$ (0.1333)		$ (0.0919)		$ (0.0514)
Discontinued operations	0.0193		0.0198		0.0122
Total loss per share for common shares, basic	(0.1140)		(0.0721)		(0.0392)
Earnings/(loss) per share for common shares, diluted
Continuing operations	(0.1333)		(0.0919)		(0.0514)
Discontinued operations	0.0193		0.0198		0.0122
Total loss per share for common shares, diluted	$ (0.1140)		$ (0.0721)		$ (0.0392)
Weighted average number of common shares used in calculating continuing operations—basic	331,731,963		334,155,668		335,987,595
Weighted average number of common shares used in calculating continuing operations—diluted	331,731,963		334,155,668		335,987,595

[1]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.